Prepaid Expense and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expense and Other Current Assets [Abstract]
Schedule of Prepaid Expense and Other Current Assets

At June 30, 2026 and December 31, 2025, prepaid expense and other current assets consisted of the following:

	June 30, 2026	December 31, 2025
Prepaid professional fees	$124,682	$67,139
Prepaid directors’ and officers’ liability insurance premium	16,323	10,932
Prepaid NASDAQ listing fee	28,000	-
Deferred offering costs	-	84,652
Finished goods	71,190	74,841
Recoverable value-added tax	11,187	10,863
Others	22,111	33,743
Total	$273,493	$282,170

At December 31, 2025 and 2024, prepaid expense and other current assets consisted of the following:

	December 31, 2025	December 31, 2024
Prepaid professional fees	$67,139	$33,665
Prepaid directors’ and officers’ liability insurance premium	10,932	9,741
Deferred offering costs	84,652	-
Security deposit	443	17,654
Due from broker	81	32,885
Finished goods	74,841	92,230
Recoverable value-added tax	10,863	9,245
Others	33,219	59,664
Total	$282,170	$255,084